Cost of Revenues (Schedule of Composition of Cost of Revenues) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
According to source of income:
Cost of equipment sold	₪ 695	₪ 642	₪ 645
Cost of revenues from services	2,030	2,019	2,035
Cost of revenues	2,725	2,661	2,680
According to its components:
Cost of equipment sold	695	642	645
Rent and related expenses	64	271	281
Salaries and related expenses	213	217	224
Fees to communications operators	763	783	767
Cost of content	267	223	212
Depreciation and amortization	601	390	412
Royalties and fees	85	84	86
Other	37	51	53
Total cost of revenues from services	2,030	2,019	2,035
Cost of revenues	₪ 2,725	₪ 2,661	₪ 2,680